Voya Russell Mid Cap Index Portfolio Expense Example - Voya Russell Mid Cap Index Portfolio	Dec. 31, 2025 USD ($)
Class ADV
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 92
Expense Example, with Redemption, 3 Years	308
Expense Example, with Redemption, 5 Years	563
Expense Example, with Redemption, 10 Years	1,294
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	41
Expense Example, with Redemption, 3 Years	150
Expense Example, with Redemption, 5 Years	291
Expense Example, with Redemption, 10 Years	701
Class S
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	229
Expense Example, with Redemption, 5 Years	428
Expense Example, with Redemption, 10 Years	1,001
Class S2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	82
Expense Example, with Redemption, 3 Years	276
Expense Example, with Redemption, 5 Years	509
Expense Example, with Redemption, 10 Years	$ 1,177